Employee Benefit Plans and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2016
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2016 and 2015 (in millions):

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2016	2015	2016	2015	2016	2015

Service cost	$8	$7	$1	$2	$4	$3
Interest cost	22	28	10	12	1	2
Expected return on assets	(29)	(35)	(1)	(2)	—	—
Amortization of:
Prior service credit	—	—	(1)	(2)	—	—
Actuarial loss	19	20	3	6	—	1
Net periodic benefit cost	$20	$20	$12	$16	$5	$6

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015	2016	2015
	(in millions)
Service cost	$15	$15	$3	$4	$7	$7
Interest cost	44	56	20	24	2	3
Expected return on assets	(58)	(70)	(3)	(4)	—	—
Amortization of:
Prior service credit	—	—	(2)	(5)	—	—
Actuarial loss	39	41	7	13	—	1
Net periodic benefit cost	$40	$42	$25	$32	$9	$11